Post Employment Benefits - Summary of Defined Benefit Amounts Recognized in the Statement of Financial Position (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Present value of funded obligations	€ 2,408	€ 2,748
Fair value of plan assets	(2,355)	(2,134)
Deficit of funded plans	53	614
Total deficit of defined benefit pension plans	53	614
Liability in the statement of financial position	€ 53	€ 614	[1]

[1]	For information on voluntary change in accounting policy, see note 5.2.16.